Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	BBH Trust
Entity Central Index Key	0001342947
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 22, 2024
Document Effective Date	Nov. 22, 2024
Prospectus Date	Feb. 28, 2024
BBH Intermediate Municipal Bond Fund | Class N Shares
Prospectus:
Trading Symbol	BBINX
BBH Intermediate Municipal Bond Fund | Class I Shares
Prospectus:
Trading Symbol	BBIIX